Long-Term Debt and Notes Payable (Details) - USD ($)																							3 Months Ended			6 Months Ended			12 Months Ended
	Jun. 01, 2026	May 05, 2026	Apr. 01, 2026	Mar. 06, 2026	Feb. 04, 2026	Jan. 12, 2026	Dec. 19, 2025	Dec. 09, 2025	Nov. 18, 2025	Sep. 30, 2025	Sep. 09, 2025	Aug. 13, 2025	Jul. 11, 2025	Jun. 20, 2025	Jun. 13, 2025	Jun. 05, 2025	Mar. 18, 2025	Dec. 04, 2024	Oct. 18, 2024	Feb. 14, 2023	Jan. 27, 2023	Jan. 20, 2023	Jun. 30, 2026	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2026	Jun. 30, 2025		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2026	Nov. 15, 2025	Nov. 15, 2023
Long-Term Debt and Notes Payable (Details) [Line Items]
Proceeds from notes payable																														$ 450,000
Bearing interest rate																																15.00%
Outstanding principal balance																							$ 10,333,490			$ 10,333,490			4,538,177
Amortization of debt discount																							607,562	$ 332,447		1,093,830	$ 669,817		1,475,191	2,361,627
Prepay the amounts owned																													1,000,000
Borrower deposit																													5,000,000
Principal of investment owned											$ 20,597,266
Interest expense											137,728
Credit card receivables											46,235
Paid credit card fees											49,059
Unamortized deferred financing costs											240,237
Gain on settlement of liabilities											1,191,933
Unamortized financing costs																													659,354	834,854
Capital Contribution for related party debt extinguishment																													13,440,406
Warrants issued (in Shares)																															5,434,000
Fair value adjustment of warrants																								(10,030)			152,490	[1]	152,490	804,004
Gain or loss on extinguishment																								(914,518)			(1,306,337)	[1]	540,347	1,638,138
Proceeds issuance								$ 200,000
Amortization of debt discount																										$ 1,093,830	669,817	[1]	1,475,191	2,361,627
Conversion of fair value
Change in fair value of convertible notes																													$ (131,677)
Percentage of volume weighted average price																													90.00%
Number of trading days																													10 days
Shares issued (in Shares)																													21,120,163
Conversion amount																								2,764,187	$ 1,786,241
Trading days										20 days									5 days
Fees payment to CFO																													$ 0	403,000
Senior Secured Term Loan Agreement [Member]
Long-Term Debt and Notes Payable (Details) [Line Items]
Proceeds of the term loan																													$ 2,600,000
Prime interest																													6.50%
Fund deposited																														$ 500,000
Debt service reserve account, percentage																														10.00%
Interest expense																													$ 432,739	$ 425,837
Principal balance																														23,696,417
Seller Promissory Note [Member]
Long-Term Debt and Notes Payable (Details) [Line Items]
Accrued interest																													$ 7,000,000	2,952,123
Private Notes Payable [Member]
Long-Term Debt and Notes Payable (Details) [Line Items]
Price per warrant (in Dollars per share)																															$ 11.5
Outstanding working capital notes																														300,000
Gain or loss on extinguishment																														88,660
Working Capital Notes [Member]
Long-Term Debt and Notes Payable (Details) [Line Items]
Fair value adjustment of warrants																														309,960
Convertible Notes Payable [Member]
Long-Term Debt and Notes Payable (Details) [Line Items]
Maturity date																													Jan. 31, 2028
Principal amount													$ 1,200,000																$ 600,000
Conversion price per share (in Dollars per share)													$ 0.25
Unamortized discount																													600,000
Amortization of debt discount																													56,927
Issuance of notes payable																														698,620
Interest expense																													153,514
Principal balance													$ 600,000
Accrued interest																													$ 10,492
Outstanding working capital notes																														300,000
Fair value adjustment of warrants																														$ 309,960
Accrued interest rate																													7.50%	7.50%
Conversion of fair value																													$ 1,023,040
Converted Shares (in Shares)																													995,657
Fair value of convertible notes																													$ 0	$ 891,364
Share issued price per share (in Dollars per share)																													$ 0.25
Percentage of volume weighted average price													90.00%
Cash													$ 561,120
Promissory Notes [Member]
Long-Term Debt and Notes Payable (Details) [Line Items]
Principal amount																													$ 3,582,500
Accrued interest																													9,153	11,590
Gain or loss on extinguishment																													1,355,644
Warrant liabilities																													5,834,338
Warrant [Member]
Long-Term Debt and Notes Payable (Details) [Line Items]
Price per warrant (in Dollars per share)																															$ 1
Fair value adjustment of warrants																													$ 152,490	804,004
Warrant [Member] | Convertible Notes Payable [Member]
Long-Term Debt and Notes Payable (Details) [Line Items]
Number of warrants (in Shares)																													5,584,000
Exchange Agreements [Member] | Convertible Notes Payable [Member]
Long-Term Debt and Notes Payable (Details) [Line Items]
Principal amount																													$ 9,166,500
Merchant Cash Advance Agreement [Member]
Long-Term Debt and Notes Payable (Details) [Line Items]
Cash proceeds																		$ 330,700
Repayment amount																		$ 497,000
Remaining balance owed on advance																													0	447,299
Master Receivables Purchase Agreement [Member]
Long-Term Debt and Notes Payable (Details) [Line Items]
Amortization of debt discount																														396,604
Debt Service Reserve Account [Member] | Senior Secured Term Loan Agreement [Member]
Long-Term Debt and Notes Payable (Details) [Line Items]
Borrower deposit																													2,600,000
FIBT [Member]
Long-Term Debt and Notes Payable (Details) [Line Items]
Payment of term loan											$ 19,297,981
Conversion of Note Purchase Agreement Notes Into Class A Common Stock [Member]
Long-Term Debt and Notes Payable (Details) [Line Items]
Issued an aggregate (in Shares)																										3,330,826
Private Notes Payable [Member]
Long-Term Debt and Notes Payable (Details) [Line Items]
Proceeds from notes payable								$ 200,000																		$ 100,000
Maturity date								Dec. 31, 2028
Bearing interest rate								15.00%
Accrued interest																							$ 35,849			$ 35,849			$ 3,461
Promissory Notes Payable for Deferred Salary and Bonuses [Member]
Long-Term Debt and Notes Payable (Details) [Line Items]
Maturity date																										Jul. 01, 2029
Bearing interest rate																							15.00%			15.00%
Principal amount																							$ 3,446,454			$ 3,446,454
Outstanding principal balance																							1,250,000			1,250,000
The 2025 Exchange Agreement Notes [Member]
Long-Term Debt and Notes Payable (Details) [Line Items]
Bearing interest rate																													7.50%
Conversion price per share (in Dollars per share)																													$ 0.25
Percentage of conversion price																													90.00%
Outstanding principal balance																							4,250,000			4,250,000			$ 2,315,000
Note Purchase Agreement Notes [Member]
Long-Term Debt and Notes Payable (Details) [Line Items]
Proceeds from notes payable			$ 1,128,000	$ 564,000	$ 564,000	$ 564,000							$ 564,000
Maturity date			Jul. 01, 2027	Apr. 01, 2027	Jan. 01, 2027
Bearing interest rate			5.00%										5.00%
Principal amount			$ 1,200,000	$ 600,000	$ 600,000	$ 600,000							$ 600,000
Accrued interest																							0			0			9,153
Conversion price per share (in Dollars per share)			$ 0.15	$ 0.1	$ 0.2	$ 0.25							$ 0.25
Percentage of conversion price			90.00%	90.00%	90.00%	90.00%							90.00%
Outstanding principal balance																							3,000,000			3,000,000
Original issue discount													6.00%
Unamortized discount																							763,392			763,392			$ 153,513
Amortization of debt discount																							282,295			519,301
Note Purchase Agreement Notes [Member] | Measurement Input, Discount Rate [Member]
Long-Term Debt and Notes Payable (Details) [Line Items]
Discount rate			10	10	10	10							0.10
Note Purchase Agreement Notes [Member] | Conversion of Exchange Agreement Note Principal Into Class A Common Stock [Member]
Long-Term Debt and Notes Payable (Details) [Line Items]
Conversion amount																										1,065,000
Note Purchase Agreement Notes [Member] | Conversion of Exchange Agreement Note Interest Into Class A Common Stock [Member]
Long-Term Debt and Notes Payable (Details) [Line Items]
Conversion amount																										47,263
Term Loan [Member]
Long-Term Debt and Notes Payable (Details) [Line Items]
Principal amount																																		$ 28,000,000
Debt payment term, description																													An additional one-time payment of principal is due on the date the annual financial report for the year ending December 31, 2024, is due to be delivered by Borrower to Lender in an amount that Excess Cash Flow (as defined in the Term Loan Agreement) exceeds the Debt Service Coverage Ratio (as defined in the Term Loan Agreement) of 1.35x as of the end of such quarter; provided that in no event shall the amount of the payment exceed $5,000,000.
Term Loan [Member] | Senior Secured Term Loan Agreement [Member]
Long-Term Debt and Notes Payable (Details) [Line Items]
Unamortized financing costs																														611,938
Accrued interest																														171,714
Term Loan [Member] | Seller Promissory Note [Member]
Long-Term Debt and Notes Payable (Details) [Line Items]
Maturity date																													May 15, 2024
Principal amount																													$ 15,000,000
Accrued interest																													0	2,952,123
Term Loan [Member] | Private Notes Payable [Member]
Long-Term Debt and Notes Payable (Details) [Line Items]
Principal amount																															$ 5,434,000
Interest rate																															15.00%
Amortization of debt discount																													0	2,361,627
Exchange Agreements [Member] | Private Notes Payable [Member]
Long-Term Debt and Notes Payable (Details) [Line Items]
Principal amount																														600,000
Two Promissory Note [Member]
Long-Term Debt and Notes Payable (Details) [Line Items]
Maturity date								Dec. 31, 2028
Interest rate								15.00%
Promissory Notes [Member]
Long-Term Debt and Notes Payable (Details) [Line Items]
Proceeds from notes payable																				$ 179,000	$ 179,000	$ 179,000
Principal balance															$ 2,500,000
Interest rate															18.00%					15.00%	15.00%	15.00%
Promissory Notes [Member] | Private Notes Payable [Member]
Long-Term Debt and Notes Payable (Details) [Line Items]
Accrued interest																													3,461	145,761
Fixed Conversion Price [Member]
Long-Term Debt and Notes Payable (Details) [Line Items]
Conversion price per share (in Dollars per share)													$ 0.75
Discount rate percentage													10.00%
Merchant Cash Advances [Member]
Long-Term Debt and Notes Payable (Details) [Line Items]
Unamortized discount																													505,841	222,916
Amortization of debt discount																													985,524
December 2025 [Member] | Master Receivables Purchase Agreement [Member]
Long-Term Debt and Notes Payable (Details) [Line Items]
Cash proceeds																	$ 617,500
Repayment amount																	$ 858,000
Remaining balance owed on advance																													0
January 2026 [Member] | Master Receivables Purchase Agreement [Member]
Long-Term Debt and Notes Payable (Details) [Line Items]
Cash proceeds																$ 570,000
Repayment amount																$ 840,000
Remaining balance owed on advance																													0
January 2026 [Member] | Master Receivables Purchase Agreement [Member]
Long-Term Debt and Notes Payable (Details) [Line Items]
Cash proceeds												$ 488,800
Repayment amount												$ 691,600
Remaining balance owed on advance																													0
Debt Instrument, Redemption, Period Four [Member] | Master Receivables Purchase Agreement [Member]
Long-Term Debt and Notes Payable (Details) [Line Items]
Cash proceeds									$ 736,250
Repayment amount									1,038,500
Remaining balance owed on advance																													$ 865,417
Percentage of fees payment																													5.00%
Fees payment to CFO																													$ 51,925
Debt Instrument, Redemption, Period Five [Member] | Master Receivables Purchase Agreement [Member]
Long-Term Debt and Notes Payable (Details) [Line Items]
Cash proceeds							$ 900,000
Repayment amount							1,206,000
Remaining balance owed on advance																													$ 1,157,760
Percentage of fees payment																													5.00%
Fees payment to CFO																													$ 60,300
First International Bank And Trust [Member] | Senior Secured Term Loan Agreement [Member]
Long-Term Debt and Notes Payable (Details) [Line Items]
Fund deposited																														$ 5,000,000
OpCo [Member]
Long-Term Debt and Notes Payable (Details) [Line Items]
Capital Contribution for related party debt extinguishment																													$ 13,440,406
OpCo [Member] | Term Loan [Member] | Seller Promissory Note [Member]
Long-Term Debt and Notes Payable (Details) [Line Items]
Bearing interest rate																													18.00%
White Lion [Member]
Long-Term Debt and Notes Payable (Details) [Line Items]
Cash													$ 564,000
White Lion [Member] | Convertible Notes Payable [Member]
Long-Term Debt and Notes Payable (Details) [Line Items]
Principal amount													$ 600,000
Related Party [Member] | Private Notes Payable [Member]
Long-Term Debt and Notes Payable (Details) [Line Items]
Outstanding principal balance																							3,746,454			3,746,454			$ 200,000
Related Party [Member] | The 2025 Exchange Agreement Notes [Member]
Long-Term Debt and Notes Payable (Details) [Line Items]
Outstanding principal balance																							1,250,000			1,250,000
Merchant Cash Advances [Member]
Long-Term Debt and Notes Payable (Details) [Line Items]
Outstanding principal balance																							2,337,036			2,337,036			2,023,177
Unamortized discount																							566,312			566,312			505,841
Amortization of debt discount																							325,267	$ 164,825		574,529	$ 373,069
Merchant Cash Advances [Member] | November 18, 2025 Merchant Cash Advance [Member]
Long-Term Debt and Notes Payable (Details) [Line Items]
Principal amount									1,038,500
Outstanding principal balance																							0			0			865,417
Issuance of notes payable									$ 736,250
Merchant Cash Advances [Member] | December 19, 2025 Merchant Cash Advance [Member]
Long-Term Debt and Notes Payable (Details) [Line Items]
Principal amount							1,206,000
Outstanding principal balance																							554,760			554,760			$ 1,157,760
Issuance of notes payable							$ 900,000
Merchant Cash Advances [Member] | May 5, 2026 Merchant Cash Advance [Member]
Long-Term Debt and Notes Payable (Details) [Line Items]
Principal amount		$ 1,027,500
Outstanding principal balance																							799,166			799,166
Issuance of notes payable		$ 712,500
Merchant Cash Advances [Member] | June 1, 2026 Merchant Cash Advance [Member]
Long-Term Debt and Notes Payable (Details) [Line Items]
Principal amount	$ 1,080,000
Outstanding principal balance																							$ 990,000			$ 990,000
Issuance of notes payable	$ 760,000
Maximum [Member] | Note Purchase Agreement Notes [Member]
Long-Term Debt and Notes Payable (Details) [Line Items]
Ownership limitation			9.99%										9.99%
Fixed conversion price			1.25		0.75
Maximum [Member] | Note Purchase Agreement Notes [Member] | Measurement Input, Conversion Price [Member]
Long-Term Debt and Notes Payable (Details) [Line Items]
Discount rate													0.75
Maximum [Member] | White Lion [Member]
Long-Term Debt and Notes Payable (Details) [Line Items]
Percentage of volume weighted average price													9.99%
Minimum [Member] | Note Purchase Agreement Notes [Member]
Long-Term Debt and Notes Payable (Details) [Line Items]
Conversion price per share (in Dollars per share)			$ 0.15	$ 0.1	$ 0.2
Ownership limitation			4.99%										4.99%
Minimum [Member] | White Lion [Member]
Long-Term Debt and Notes Payable (Details) [Line Items]
Percentage of volume weighted average price													4.99%
Class A Common Stock [Member]
Long-Term Debt and Notes Payable (Details) [Line Items]
Price per warrant (in Dollars per share)																				$ 11.5	$ 11.5	$ 11.5
Share issued price per share (in Dollars per share)																																	$ 0.0001
Shares issued (in Shares)														1,000,000															52,140,701
Cash																			$ 15,000
Trading days													10 days
Class A Common Stock [Member] | Convertible Notes Payable [Member]
Long-Term Debt and Notes Payable (Details) [Line Items]
Accrued interest																													$ 10,888
Convertible rate																														90.00%
Conversion amount																													$ 8,474,540

[1]	As restated represents restatements previously disclosed in the Company's Form 10-K/A for the year ended December 31, 2025. See Note 11